Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Group's Operating Segment Results

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2014, 2015 and 2016.

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
		(In thousands)
Search Services
Revenues	43,727,459	55,667,478	55,375,031	7,975,663
Operating profit	20,547,793	28,117,837	27,152,807	3,910,818

Transaction Services
Revenues	3,822,456	7,005,941	4,894,486	704,953
Operating loss	(5,973,978)	(13,145,445)	(12,386,035)	(1,783,960)

iQiyi
Revenues	2,873,552	5,295,760	11,283,329	1,625,137
Operating loss	(1,110,299)	(2,383,438)	(2,765,169)	(398,267)

Inter-segment
Revenues	(1,371,149)	(1,587,450)	(1,003,482)	(144,531)
Operating profit (loss)	302,988	469,718	(192,535)	(27,732)

Segment operating profit	13,766,504	13,058,672	11,809,068	1,700,859
Unallocated expenses	(962,740)	(1,387,118)	(1,759,988)	(253,491)

Group consolidated operating profit	12,803,764	11,671,554	10,049,080	1,447,368